Disposition of Long-Term Apartment Rental Business	6 Months Ended
Mar. 31, 2025
Disposition of Long-Term Apartment Rental Business [Abstract]
DISPOSITION OF LONG-TERM APARTMENT RENTAL BUSINESS
3.	DISPOSITION OF LONG-TERM APARTMENT RENTAL BUSINESS

On October 31, 2023, the Company transferred all of its equity interest in Haoju (Shanghai) Artificial Intelligence Technology Co., Ltd. (“Q&K AI”), to Wangxiancai Limited, at nominal consideration (the “Second Equity Transfer”).

Upon the closing of the Second Equity Transfer, Wangxiancai Limited became the sole shareholder of the Company’s long-term apartment rental business and as a result, assumed all assets and obligations of Q&K AI, Q&K Investment Consulting and Q&K HK, and their subsidiaries, VIE and VIE’s subsidiaries. Upon the closing of the transaction, the Company does not bear any contractual commitment or obligation to the long-term apartment rental business.

In accordance with ASU No. 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity, a disposal of a component of an entity or a group of components of an entity is required to be reported as discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results when the components of an entity meets the criteria in paragraph 205-20-45-1E to be classified as held for sale. When all of the criteria to be classified as held for sale are met, including management, having the authority to approve the action, commits to a plan to sell the entity, the major current assets, other assets, current liabilities, and noncurrent liabilities shall be reported as components of total assets and liabilities separate from those balances of the continuing operations. At the same time, the results of all discontinued operations, less applicable income taxes (benefit), shall be reported as components of net income (loss) separate from the net income (loss) of continuing operations in accordance with ASC 205-20-45.

The disposal was closed on October 31, 2023. There was no assets or liabilities of discontinued operations as of March 31, 2025. The following is a reconciliation of the amounts of major classes of assets and liabilities classified as assets of discontinued operations and liabilities of discontinued operations in the unaudited condensed consolidated balance sheets as of September 30, 2023:

As of September 30, 2023
RMB
Current assets of discontinued operations
Cash, cash equivalents and restricted cash	741
Accounts receivable, net	2,409
Amounts due from a related party	286
Other current assets	63,454
Property and equipment, net	183
Other assets	9,590
Total current assets of discontinued operations	76,663

Liabilities of discontinued operations:
Accounts payable	157,613
Amounts due to a related party	951
Deferred revenue	99,230
Short-term debt	103,552
Rental instalment loans	15,756
Deposits from tenants	29,723
Accrued expenses and other current liabilities	101,501
Total liabilities of discontinued operations	508,326

The following is a reconciliation of the amounts of major classes of income from operations classified as discontinued operations in the unaudited condensed consolidated statements of operations and comprehensive (loss) income for the six months ended March 31, 2024 and 2025:

	For the Six Months Ended March 31,
	2024	2025
	RMB	RMB	USD
Net revenues	—	—	—
Operating costs:	—	—	—
Selling and marketing expenses	—	—	—
General and administrative expenses	(616)	—	—
Research and development expenses	—	—	—
Impairment loss on long-lived assets	—	—	—
Other income (expenses), net	(6)	—	—
Interest expenses, net	(12)	—	—
Income tax expense	—	—	—
Net loss of discontinued operations for the year	(634)	—	—
Gain from disposal of discontinued operations	404,019	—	—
Net (loss) income from discontinued operations	403,385	—	—